Related parties (Tables)	3 Months Ended
Mar. 31, 2024
Related parties [Abstract]
Related party receivables and payables
Details of balances with related parties as of March 31, 2024, and December 31, 2023, are as follows:

		Receivables (current)	Receivables (non-current)	Payables (current)	Payables (non-current)
Entities accounted for under the equity method:		($ in thousands)
Amherst Island Partnership	2024	4,004	-	-	-
	2023	5,817	-	-	-
Arroyo Netherland II B.V (Note 8)	2024	18,942	-	-	-
	2023	18,448	-	-	-
Akuo Atlantica PMGD Holding S.P.A	2024	-	17,127	-	-
	2023	-	16,677	-	-
Colombian assets portfolio	2024	64	14,459	42	-
	2023	-	13,578	34	-
Other	2024	80	171	-	-
	2023	21	148	-	-
Non controlling interest:

Algonquin	2024	-	-	3,891	-
	2023	-	-	5,683	-
JGC Corporation	2024	-	-	-	3,720
	2023	-	-	-	4,612
Other	2024	-	-	1,556	28
	2023	-	-	2,314	27
Other related parties:

Atlantica´s partner in Colombia	2024	918	-	-	-
	2023	918	-	-	-
Total	2024	24,008	31,757	5,489	3,748
	2023	25,204	30,403	8,031	4,639

Related party transactions
The profit and loss impact of transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the three-month periods ended March 31, 2024 and 2023 have been as follows:

		Financial income	Financial expense	Operating income
Entities accounted for under the equity method:		($ in thousands)
Arroyo Netherland II B.V	2024	494	-	-
	2023	347	-	-
Akuo Atlantica PMGD Holding	2024	365	-	62
	2023	45	-	53
Colombian assets portfolio	2024	105	-	-
	2023	-	-	-
Other	2024	-	-	2
	2023	-	-	2
Non controlling interest:

Other	2024	-	(140)	-
	2023	-	(97)	-
Total	2024	964	(140)	64
	2023	392	(97)	55